General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses	$ (3,032)	$ (1,023)	$ (6,613)	$ (1,722)
Professional fees	(666)	(683)	(2,159)	(2,090)
Other operating expenses	(3,743)	(1,541)	(4,908)	(1,667)
General and administrative expenses	(7,441)	$ (3,247)	$ (13,680)	$ (5,479)
Interest rate basis			41.42%
Castcrown Ltd
Disclosure of comparative information prepared under previous GAAP [line items]
Expected credit losses on loans receivable	$ 3,107